BLACK SCHOLES OPTION PRICING MODEL WITH WEIGHTED AVERAGE ASSUMPTIONS (Details)	Feb. 02, 2015
BLACK SCHOLES OPTION PRICING MODEL WITH WEIGHTED AVERAGE ASSUMPTIONS
Risk free interest rate	1.68%
Term in years	10
Expected stock volatility	176.00%
Expected dividend rate	0.00%